Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [Abstract]
Schedule of acquisition of GPU Atlantic Inc. [Table Text Block]

Current assets	$671,709
Data centre equipment	12,898,994
Land	662,910
Buiding	4,576,290
Sales taxes refunds	75,780
Intangible assets	3,947,481
Goodwill	10,469,997
Accounts payable	(3,198,591)
Long-term debt	(11,410,351)
Net Assets Acquired	$18,694,219
Consideration paid	18,694,219
Total Consideration	$18,694,219